FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity (Details) - Market Risk - Commodity Derivative Instruments	12 Months Ended
Dec. 31, 2015 MMcf / d bbl / d $ / bbl $ / Mcf MWh CAD / MWh
Risk Management
Maximum percentage of forecasted production volumes net of royalties considered to enter into commodity contracts	80.00%
Crude Oil Instruments | WTI | Swap | Jan 1, 2016 - Mar 31, 2016
Risk Management
Volume | bbl / d	9,000
Weighted average price | $ / bbl	55.82
Crude Oil Instruments | WTI | Swap | Apr 1, 2016 - Jun 30, 2016
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	64.28
Crude Oil Instruments | WTI | Put | Purchased | Jan 1, 2016 - Mar 31, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	64.38
Crude Oil Instruments | WTI | Put | Purchased | Apr 1, 2016 - Jun 30, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	64.38
Crude Oil Instruments | WTI | Put | Purchased | Jul 1, 2016 - Dec 31, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	63.98
Crude Oil Instruments | WTI | Put | Sold | Jan 1, 2016 - Mar 31, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	50.13
Crude Oil Instruments | WTI | Put | Sold | Apr 1, 2016 - Jun 30, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	50.13
Crude Oil Instruments | WTI | Put | Sold | Jul 1, 2016 - Dec 31, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	49.78
Crude Oil Instruments | WTI | Call | Sold | Jan 1, 2016 - Mar 31, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	79.38
Crude Oil Instruments | WTI | Call | Sold | Apr 1, 2016 - Jun 30, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	79.38
Crude Oil Instruments | WTI | Call | Sold | Jul 1, 2016 - Dec 31, 2016
Risk Management
Volume | bbl / d	8,000
Weighted average price | $ / bbl	79.63
Crude Oil Instruments | WCS | Differential swap | Jan 1, 2016 - Mar 31, 2016
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	(14.03)
Crude Oil Instruments | WCS | Differential swap | Apr 1, 2016 - Jun 30, 2016
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	(14.03)
Crude Oil Instruments | WCS | Differential swap | Jul 1, 2016 - Dec 31, 2016
Risk Management
Volume | bbl / d	3,000
Weighted average price | $ / bbl	(14.03)
Crude Oil Instruments | MSW | Differential swap | Jan 1, 2016 - Mar 31, 2016
Risk Management
Volume | bbl / d	1,000
Weighted average price | $ / bbl	(3.50)
Crude Oil Instruments | MSW | Differential swap | Apr 1, 2016 - Jun 30, 2016
Risk Management
Volume | bbl / d	1,000
Weighted average price | $ / bbl	(3.50)
Crude Oil Instruments | MSW | Differential swap | Jul 1, 2016 - Dec 31, 2016
Risk Management
Volume | bbl / d	1,000
Weighted average price | $ / bbl	(3.50)
Gas | NYMEX | Swap | Feb 1, 2016 - Mar 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	2.48
Gas | NYMEX | Swap | Apr 1, 2016 - Oct 31, 2016
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	2.53
Gas | NYMEX | Swap | Nov 1, 2016 - Dec 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	2.48
Gas | NYMEX | Put | Purchased | Jan 1, 2016 - Jan 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.00
Gas | NYMEX | Put | Purchased | Feb 1, 2016 - Mar 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.00
Gas | NYMEX | Put | Purchased | Apr 1, 2016 - Oct 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.00
Gas | NYMEX | Put | Purchased | Nov 1, 2016 - Dec 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.00
Gas | NYMEX | Put | Sold | Jan 1, 2016 - Jan 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	2.50
Gas | NYMEX | Put | Sold | Feb 1, 2016 - Mar 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	2.50
Gas | NYMEX | Put | Sold | Apr 1, 2016 - Oct 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	2.50
Gas | NYMEX | Put | Sold | Nov 1, 2016 - Dec 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	2.50
Gas | NYMEX | Call | Sold | Jan 1, 2016 - Jan 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.75
Gas | NYMEX | Call | Sold | Feb 1, 2016 - Mar 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.75
Gas | NYMEX | Call | Sold | Apr 1, 2016 - Oct 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.75
Gas | NYMEX | Call | Sold | Nov 1, 2016 - Dec 31, 2016
Risk Management
Volume | MMcf / d	25.0
Weighted average price | $ / Mcf	3.75
Electricity Instruments | AESO Power | Swap | Jan 1, 2016 - Dec 31, 2016
Risk Management
Volume | MWh	15.0
Weighted average price | CAD / MWh	46.60
Electricity Instruments | AESO Power | Swap | Jan 1, 2017 - Dec 31, 2017
Risk Management
Volume | MWh	6.0
Weighted average price | CAD / MWh	44.38
Physical contracts | AECO-NYMEX | Basis | Jan 1, 2016 - Oct 31, 2016
Risk Management
Volume | MMcf / d	50.0
Weighted average price | $ / Mcf	(0.69)
Physical contracts | AECO-NYMEX | Basis | Nov 1, 2016 - Oct 31, 2017
Risk Management
Volume | MMcf / d	80.0
Weighted average price | $ / Mcf	(0.65)
Physical contracts | AECO-NYMEX | Basis | Nov 1, 2017 - Oct 31, 2018
Risk Management
Volume | MMcf / d	80.0
Weighted average price | $ / Mcf	(0.65)
Physical contracts | AECO-NYMEX | Basis | Nov 1, 2018 - Oct 31, 2019
Risk Management
Volume | MMcf / d	80.0
Weighted average price | $ / Mcf	(0.64)